Other comprehensive income - Schedule of Amounts Reclassified from Other Comprehensive Income to Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Accumulated other comprehensive income loss [Line Items]
Derivative financial instruments, Amounts reclassified from other comprehensive income	$ (4,229)	$ 1,114	$ (949)
FVOCI
Disclosure of Accumulated other comprehensive income loss [Line Items]
Securities at FVOCI, Provision for credit losses	(3,156)	(21)	(11)
Securities at FVOCI, Amounts reclassified from other comprehensive income	(3,156)	(21)	(11)
Financial Instruments CFH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Interest rate swaps, Gain (loss) on financial instruments, net	0	0	(1,793)
Interest rate and cross-currency swaps, Gain (loss) on financial instruments, net	(1,073)	1,135	855
Derivative financial instruments, Amounts reclassified from other comprehensive income	$ (4,229)	$ 1,114	$ (949)